Portfolio of Investments (unaudited)
As of July 31, 2024
abrdn Total Dynamic Dividend Fund

Shares		Value
COMMON STOCKS—100.0%
AUSTRALIA—0.7%
Materials—0.7%
Rio Tinto PLC, ADR	119,900	$ 7,812,684
BRAZIL—1.7%
Industrials—1.1%
CCR SA	4,984,600	10,910,133
Materials—0.6%
Vale SA, ADR	608,400	6,601,140
Total Brazil		17,511,273
CANADA—1.4%
Energy—1.4%
Enbridge, Inc.(a)	402,100	15,046,582
CHINA—1.9%
Communication Services—1.2%
Tencent Holdings Ltd.	275,600	12,717,963
Financials—0.7%
Ping An Insurance Group Co. of China Ltd., H Shares	1,652,900	7,177,914
Total China		19,895,877
DENMARK—2.3%
Financials—1.2%
Tryg AS	584,900	12,805,860
Health Care—1.1%
Novo Nordisk AS, Class B	81,000	10,731,924
Total Denmark		23,537,784
FRANCE—7.0%
Consumer Discretionary—0.9%
LVMH Moet Hennessy Louis Vuitton SE	12,900	9,099,173
Consumer Staples—2.1%
Danone SA	213,200	13,850,548
Pernod Ricard SA	62,000	8,296,042
		22,146,590
Energy—1.8%
TotalEnergies SE, ADR(a)	272,800	18,490,384
Industrials—0.8%
Teleperformance SE	67,869	8,737,139
Utilities—1.4%
Engie SA	905,300	14,231,462
Total France		72,704,748
GERMANY—4.3%
Communication Services—1.0%
Deutsche Telekom AG	407,900	10,669,637
Consumer Discretionary—1.0%
Mercedes-Benz Group AG	154,600	10,219,744
Financials—1.2%
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	24,000	11,820,594
Utilities—1.1%
RWE AG	310,200	11,576,944
Total Germany		44,286,919
Shares		Value

HONG KONG—0.4%
Financials—0.4%
Hong Kong Exchanges & Clearing Ltd.	158,100	$ 4,663,479
IRELAND—0.9%
Information Technology—0.9%
Accenture PLC, Class A	27,500	9,092,050
JAPAN—1.8%
Financials—1.2%
Mitsubishi UFJ Financial Group, Inc.	1,066,900	12,323,069
Real Estate—0.6%
GLP J-Reit	7,600	6,658,233
Total Japan		18,981,302
NETHERLANDS—4.1%
Financials—1.4%
ING Groep NV, Series N	789,100	14,322,910
Information Technology—2.7%
ASML Holding NV	16,800	15,643,678
BE Semiconductor Industries NV	99,900	12,869,578
		28,513,256
Total Netherlands		42,836,166
SINGAPORE—1.4%
Financials—1.4%
Oversea-Chinese Banking Corp. Ltd.	1,298,471	14,452,820
SOUTH KOREA—0.6%
Materials—0.6%
LG Chem Ltd.	27,100	6,094,361
SPAIN—1.7%
Communication Services—0.8%
Cellnex Telecom SA(b)(c)	241,800	8,433,188
Consumer Discretionary—0.9%
Amadeus IT Group SA	138,600	9,128,310
Total Spain		17,561,498
TAIWAN—1.8%
Information Technology—1.8%
Taiwan Semiconductor Manufacturing Co. Ltd.	648,200	18,908,830
UNITED KINGDOM—3.9%
Consumer Discretionary—0.6%
Taylor Wimpey PLC	2,897,800	5,940,997
Financials—1.2%
London Stock Exchange Group PLC	98,400	11,977,805
Health Care—1.4%
AstraZeneca PLC, ADR	186,800	14,785,220
Industrials—0.7%
Melrose Industries PLC	968,800	7,336,053
Total United Kingdom		40,040,075
UNITED STATES—64.1%
Communication Services—2.3%
Alphabet, Inc., Class C(a)	136,200	23,583,030
Consumer Discretionary—7.2%
Aptiv PLC(a)(c)	91,100	6,321,429
Genuine Parts Co.	86,200	12,680,882
Las Vegas Sands Corp.	138,600	5,498,262
Lowe's Cos., Inc.(a)	60,900	14,951,559

See accompanying  Notes to Portfolio of Investments.

Portfolio of Investments (unaudited)
As of July 31, 2024
abrdn Total Dynamic Dividend Fund

	Shares	Value
COMMON STOCKS (continued)
UNITED STATES (continued)
NIKE, Inc., Class B	111,900	$ 8,376,834
TJX Cos., Inc.(a)	138,600	15,664,572
Wyndham Hotels & Resorts, Inc.	146,500	11,092,980
		74,586,518
Consumer Staples—6.2%
Coca-Cola Co.	260,700	17,399,118
Keurig Dr. Pepper, Inc.	303,500	10,403,980
Mondelez International, Inc., Class A(a)	154,200	10,539,570
Nestle SA	104,800	10,615,464
Target Corp.(a)	99,800	15,010,918
		63,969,050
Energy—1.3%
Williams Cos., Inc.	304,000	13,053,760
Financials—8.9%
Bank of America Corp.(a)	306,700	12,363,077
Blackstone, Inc.	95,000	13,504,250
CME Group, Inc.	50,700	9,821,097
Fidelity National Information Services, Inc.	148,900	11,439,987
Goldman Sachs Group, Inc.	34,800	17,714,244
JPMorgan Chase & Co.	77,300	16,449,440
MetLife, Inc.	151,800	11,665,830
		92,957,925
Health Care—9.5%
AbbVie, Inc.	88,200	16,345,224
CVS Health Corp.	139,300	8,403,969
Eli Lilly & Co.	6,200	4,986,474
Johnson & Johnson	43,700	6,898,045
Medtronic PLC(a)	118,900	9,550,048
Merck & Co., Inc.	108,700	12,297,231
Roche Holding AG	41,400	13,403,639
Sanofi SA	143,893	14,834,285
UnitedHealth Group, Inc.(a)	20,300	11,696,048
		98,414,963
Industrials—5.9%
FedEx Corp.(a)	49,300	14,900,925
Ferrovial SE	284,500	11,313,358
Norfolk Southern Corp.(a)	59,700	14,898,732
Schneider Electric SE	43,700	10,533,237
Waste Management, Inc.	50,300	10,193,798
		61,840,050
Information Technology—15.0%
Amdocs Ltd.	135,400	11,843,438
Analog Devices, Inc.	68,600	15,872,668
Apple, Inc.(a)	185,600	41,218,048
Broadcom, Inc.(a)	162,000	26,030,160
Cisco Systems, Inc.(a)	288,400	13,972,980
Shares		Value

Microsoft Corp.(a)	90,900	$ 38,028,015
Oracle Corp.	63,200	8,813,240
		155,778,549
Materials—2.4%
Linde PLC	30,800	14,011,879
Newmont Corp.	227,400	11,158,518
		25,170,397
Real Estate—2.0%
American Tower Corp., REIT	46,400	10,226,560
Gaming & Leisure Properties, Inc., REIT	206,800	10,381,360
		20,607,920
Utilities—3.4%
CMS Energy Corp.(a)	156,000	10,108,800
FirstEnergy Corp.(a)	238,000	9,974,580
NextEra Energy Partners LP	177,800	4,542,790
NextEra Energy, Inc.(a)	146,000	11,152,940
		35,779,110
Total United States		665,741,272
Total Common Stocks		1,039,167,720
PREFERRED STOCKS—1.3%
SOUTH KOREA—1.3%
Information Technology—1.3%
Samsung Electronics Co. Ltd.	288,800	13,748,853
Total Preferred Stocks		13,748,853
SHORT-TERM INVESTMENT—0.6%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 5.26%(d)	6,062,282	6,062,282
Total Short-Term Investment		6,062,282
Total Investments (Cost $777,578,939)—101.9%		1,058,978,855
Liabilities in Excess of Other Assets—(1.9%)		(19,760,480)
Net Assets—100.0%		$1,039,218,375

(a)	All or a portion of the security has been designated as collateral for the line of credit.
(b)	Denotes a security issued under Regulation S or Rule 144A.
(c)	Non-income producing security.
(d)	Registered investment company advised by State Street Global Advisors. The rate shown is the 7 day yield as of July 31, 2024.

ADR	American Depositary Receipt
EUR	Euro Currency
PLC	Public Limited Company
REIT	Real Estate Investment Trust
USD	U.S. Dollar

At July 31, 2024, the Fund held the following forward foreign currency contracts:

Sale Contracts Settlement Date	Counterparty	Currency Purchased	Amount Purchased	Currency Sold	Amount Sold	Fair Value	Unrealized Appreciation/ (Depreciation)
United States Dollar/Euro
10/11/2024	HSBC Bank PLC	USD	79,914,492	EUR	73,500,000	$79,806,462	$108,030

See accompanying Notes  to Portfolio of Investments.

Notes to Portfolio of Investments
July 31, 2024 (unaudited)

1.    Summary of Significant Accounting Policies
a.    Security Valuation:
The Fund values its securities at current market value or fair value, consistent with regulatory requirements. "Fair value" is defined in the Fund's Valuation and Liquidity Procedures as the price that could be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants without a compulsion to transact at the measurement date. Pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended (the "1940 Act"), the Board of Trustees (the "Board") designated abrdn Investments Limited (the "Adviser") as the valuation designee ("Valuation Designee") for the Fund to perform the fair value determinations relating to Fund investments for which market quotations are not readily available or deemed unreliable.
Equity securities that are traded on an exchange are valued at the last quoted sale price or the official close price on the principal exchange on which the security is traded at the “Valuation Time” subject to application, when appropriate, of the valuation factors described in the paragraph below. Under normal circumstances, the Valuation Time is as of the close of regular trading on the New York Stock Exchange ("NYSE") (usually 4:00 p.m. Eastern Time). In the absence of a sale price, the security is valued at the mean of the bid/ask price quoted at the close on the principal exchange on which the security is traded. Securities traded on NASDAQ are valued at the NASDAQ official closing price.
Foreign equity securities that are traded on foreign exchanges that close prior to the Valuation Time are valued by applying valuation factors to the last sale price or the mean price as noted above. Valuation factors are provided by an independent pricing service provider. These valuation factors are used when pricing the Fund's portfolio holdings to estimate market movements between the time foreign markets close and the time the Fund values such foreign securities. These valuation factors are based on inputs such as depositary receipts, indices, futures, sector indices/ETFs, exchange rates, and local exchange opening and closing prices of each security. When prices with the application of valuation factors are utilized, the value assigned to the foreign securities may not be the same as quoted or published prices of the securities on their primary markets. A security that applies a valuation factor is generally determined to be a Level 2 investment because the exchange-traded price has been adjusted. Valuation factors are not utilized if the independent pricing service provider is unable to provide a valuation factor or if the valuation factor falls below a predetermined threshold.
Short-term investments are comprised of cash and cash equivalents invested in short-term investment funds which are redeemable daily. The Fund sweeps available cash into the State Street Institutional U.S. Government Money Market Fund, which has elected to qualify as a “government money market fund” pursuant to Rule 2a-7 under the 1940 Act, and has an objective, which is not guaranteed, to maintain a $1.00 per share NAV. Generally, these investment types are categorized as Level 1 investments.
Derivative instruments are valued at fair value. Exchange-traded futures are generally Level 1 investments and centrally cleared swaps and forwards are generally Level 2 investments. Forward foreign currency contracts are generally valued based on the bid price of the forward rates and the current spot rate. Forward exchange rate quotations are available for scheduled settlement dates, such as 1-, 3-, 6-, 9- and 12-month periods. An interpolated valuation is derived based on the actual settlement dates of the forward contracts held. Futures contracts are valued at the settlement price or at the last bid price if no settlement price is available. Swap agreements are generally valued by an approved pricing agent based on the terms of the swap agreement (including future cash flows). When market quotations or exchange rates are not readily available, or if the Adviser concludes that such market quotations do not accurately reflect fair value, the fair value of the Fund’s assets are determined in good faith in accordance with the Valuation Procedures.
In the event that a security’s market quotations are not readily available or are deemed unreliable (for reasons other than because the foreign exchange on which it trades closes before the Valuation Time), the security is valued at fair value as determined by the Valuation Designee, taking into account the relevant factors and surrounding circumstances using valuation policies and procedures approved by the Board. A security that has been fair valued by the Adviser may be classified as Level 2 or Level 3 depending on the nature of the inputs.
In accordance with the authoritative guidance on fair value measurements and disclosures under U.S. GAAP, the Fund discloses the fair value of its investments using a three-level hierarchy that classifies the inputs to valuation techniques used to measure the fair value. The hierarchy assigns Level 1, the highest level, measurements to valuations based upon unadjusted quoted prices in active markets for identical assets, Level 2 measurements to valuations based upon other significant observable inputs, including adjusted quoted prices in active markets for similar assets, and Level 3, the lowest level, measurements to valuations based upon unobservable inputs that are significant to the valuation. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability, which are based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. A financial instrument’s level within the fair value hierarchy is based upon the lowest level of any input that is significant to the fair value measurement.
3

Notes to Portfolio of Investments
July 31, 2024 (unaudited)

Open-end mutual funds are valued at the respective net asset value (“NAV”) as reported by such company. The prospectuses for the registered open-end management investment companies in which a Fund invests explain the circumstances under which those companies will use fair value pricing and the effects of using fair value pricing. Closed-end funds and exchange-traded funds (“ETFs”) are valued at the market price of the security at the Valuation Time (defined below). A security using any of these pricing methodologies is generally determined to be a Level 1 investment.
The three-level hierarchy of inputs is summarized below:
Level 1 - quoted prices (unadjusted) in active markets for identical investments;
Level 2 - other significant observable inputs (including valuation factors, quoted prices for similar securities, interest rates, prepayment speeds, and credit risk, etc.); or
Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
4